Summary of significant accounting policies - Property and equipment (Details)	12 Months Ended
Dec. 31, 2020
Minimum | Processing servers and engineering equipment
Summary of significant accounting policies
Estimated useful lives	3 years
Minimum | Computers and office equipment
Summary of significant accounting policies
Estimated useful lives	3 years
Minimum | Other equipment
Summary of significant accounting policies
Estimated useful lives	2 years
Maximum | Processing servers and engineering equipment
Summary of significant accounting policies
Estimated useful lives	10 years
Maximum | Computers and office equipment
Summary of significant accounting policies
Estimated useful lives	5 years
Maximum | Other equipment
Summary of significant accounting policies
Estimated useful lives	20 years